Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease, Cost
The components of operating lease cost for the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
	(in thousands)
Operating lease cost	$6,242	$6,140
Variable lease cost	1,010	1,257
Short-term lease cost	170	304
Sublease income	(1,347)	(786)
Total operating lease cost	$6,075	$6,915

Lessee, Operating Lease, Liability, Maturity
The future minimum lease payments included in the measurement of our operating lease liabilities as of December 31, 2023, were as follows:

Amount
Year Ending December 31,
2024	$5,744
2025	5,714
2026	5,759
2027	5,804
2028	5,851
Thereafter	7,183
Total undiscounted lease payments	36,055
Less: imputed interest	(4,746)
Present value of operating lease liabilities	$31,309
The following table presents our operating lease ROU assets by geographic region:

	As of December 31,
	2023	2022
	(in thousands)
Israel	$18,782	$22,560
United States	10,960	12,598
Total operating lease right-of-use assets	$29,742	$35,158